Bills Receivable (Details Textual) (CNY) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Bills Receivable Discount Percentage Minimum		6.00%
Bills Receivable Discount Percentage Maximum		7.00%
Proceeds from Sale of Notes Receivable	22,443		28,695
Discount On Bills Receivable	383		486
Discounted Bills Derecognized Value				12,162